Revenue - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) customer	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€) customer
Transaction price
Revenue from contracts with customers	€ 777,079	€ 782,517	€ 772,009
Contract assets	28,295	46,034	25,000
Current contract liabilities	104,849	106,599	97,587
Accumulated impairment
Transaction price
Contract assets	0	0
Just - Evotec Biologics
Transaction price
Revenue from contracts with customers	259,443	183,431	107,493
Discovery & Preclinical Development
Transaction price
Revenue from contracts with customers	€ 517,636	€ 599,086	€ 664,516
Major customers
Transaction price
Number of major customers | customer	2	2	1
Revenue from contracts with customers	€ 292,314	€ 256,691	€ 195,386
Major customers | Just - Evotec Biologics
Transaction price
Revenue from contracts with customers	153,262	90,995
Major customers | Discovery & Preclinical Development
Transaction price
Revenue from contracts with customers	€ 139,052	€ 165,696	€ 195,386
Major customers | Minimum
Transaction price
Percentage of entity's revenue	10.00%	10.00%	10.00%
Largest customer
Transaction price
Contract liabilities	€ 214,985	€ 215,108
Current contract liabilities	73,099	57,862
In the course of the following year
Transaction price
Transaction price allocated to the remaining performance obligation	258,618	460,835	€ 571,825
After one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 190,240	€ 885,577	€ 335,427